LEASES (Schedule of lease-related assets and liabilities recorded on the consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 1,426	$ 1,721
Current liabilities
Current maturities of operating leases	430	447
Long-term liabilities
Non-current operating leases	$ 878	$ 1,206
Weighted Average Remaining Lease Term Operating leases	2 years 7 months 2 days	3 years 8 months 23 days
Weighted Average Discount Rate Operating leases	13.70%	13.30%